ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Innovus Pharmaceuticals, Inc., together with its subsidiaries (collectively referred to as “Innovus”, “we”, “our” or the “Company”) is a San Diego, California-based pharmaceutical company that delivers safe and effective non-prescription medicine and consumer care products to improve men’s and women’s health and vitality and respiratory diseases.

We currently market 13 products in the United States and six in multiple countries around the world through our commercial partners: (a) BTH® Testosterone Booster, (b) BTH® Human Growth Agent, (c) Zestra® for female arousal and (d) EjectDelay® for premature ejaculation and has an additional five marketed products in this space, including (e) Sensum+® for the indication of reduced penile sensitivity, (for sales outside the U.S. only), (f) Zestra Glide®, (g) Vesele® for promoting sexual and cognitive health, (i) Androferti® (in the US and Canada) to support overall male reproductive health and sperm quality, (j) BTH Vision Formula, (k) BTH Blood Sugar, among others. While we generate revenue from the sale of our six products, most revenue is currently generated by BTH® Testosterone Booster; Zestra®, Zestra® Glide, EjectDelay® and Sensum +®.

Pipeline Products

Fluticare™ (Fluticasone propionate nasal spray). Innovus acquired the worldwide rights to market and sell the Fluticare™ brand (Fluticasone propionate nasal spray) and the related manufacturing agreement from Novalere FP in February 2015, the Over The Counter (“OTC”) Abbreviated New Drug Application (“ANDA”) filed at the end of 2014 by the manufacturer with the U.S. Food and Drug Administration (“FDA”) which, subject to FDA approval, may allow the Company to market and sell Fluticare™ over-the-counter. An ANDA is an application for a U.S. generic drug approval for an existing licensed medication or approved drug.

Urocis® XR. On October 27, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize Urocis(R) XR in the US and Canada. Urocis® XR  is a proprietary extended release of Vaccinium Marcocarpon (cranberry) shown to provide 24 hour coverage in the body to increase compliance of the use of the product to get full benefit.

AndroVit®. On October 27, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize AndroVit® in the US and Canada. AndroVit® is a proprietary supplement to support overall prostate and male sexual health currently marketed in Europe.  AndroVit® was specifically formulated with ingredients known to support the normal prostate health and vitality and male sexual health.

Change in Accounting Principle

On January 1, 2016, the Company retrospectively adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This ASU requires that debt issuance costs be presented as a direct reduction from the carrying amount of debt. As a result of the adoption of this ASU, the condensed consolidated balance sheet at December 31, 2015 was adjusted to reflect the reclassification of $97,577 from deferred financing costs, net to convertible debentures, net.  The adoption of this ASU did not have an impact on the Company’s condensed consolidated results of operations.

Basis of Presentation and Principles of Consolidation

These unaudited condensed consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”), and include all assets, liabilities, revenues and expenses of the Company and its wholly owned subsidiaries: FasTrack Pharmaceuticals, Inc., Semprae Laboratories, Inc. (“Semprae”) and Novalere, Inc. (“Novalere”). All material intercompany transactions and balances have been eliminated. These interim unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015. Certain information required by U.S. GAAP has been condensed or omitted in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The results for the period ended June 30, 2016, are not necessarily indicative of the results to be expected for the entire fiscal year ending December 31, 2016 or for any future period.  Certain items have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Such management estimates include the allowance for doubtful accounts and sales return adjustments, realizability of inventories, valuation of deferred tax assets, goodwill and intangible assets, valuation of contingent acquisition considerations, recoverability of long-lived assets and goodwill, fair value of derivative liabilities and the valuation of equity-based instruments and beneficial conversion features. The Company bases its estimates on historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from these estimates under different assumptions or conditions.

Liquidity

The Company’s operations have been financed primarily through advances from officers, directors and related parties, outside capital, revenues generated from the launch of its products and commercial partnerships signed for the sale and distribution of its products domestically and internationally. These funds have provided the Company with the resources to operate its business, sell and support its products, attract and retain key personnel and add new products to its portfolio. The Company has experienced net losses from operations each year since its inception.  As of June 30, 2016, the Company had an accumulated deficit of $20,980,068 and a working capital deficit of $2,026,504.

The Company has raised funds through the issuance of debt and the sale of common stock. The Company has also issued equity instruments in certain circumstances to pay for services from vendors and consultants. In June and July 2016, the Company raised $3,000,000 in gross proceeds from the issuance of convertible debentures to eight investors (see Notes 5 and 10). In the event the Company does not pay the convertible debentures upon their maturity, or after the remedy period, the principal amount and accrued interest on the convertible debentures is convertible at the Company’s option to common stock at the lower of the fixed conversion price or 60% of the volume weighted average price (“VWAP”) during the ten consecutive trading day period preceding the date of conversion. In February 2016, the Company also raised $550,000 in funds from a note payable with net proceeds of $242,500 to the Company, which was used to pay for the asset acquisition of Beyond Human, LLC (see Note 5), a Texas limited liability company (“Beyond Human”) and for working capital purposes.

As of June 30, 2016, we had $198,133 in cash, approximately $1.7 million in cash available for use under the line of credit convertible debenture with our Chief Executive Officer (“CEO”), $22,147 in net accounts receivable and net cash provided by operating activities of $256,152 for the six months ended June 30, 2016. The Company expects that its existing capital resources, revenues from sales of its products and upcoming sales milestone payments from the commercial partners signed for its products, along with the funds currently available for use under the line of credit convertible debenture with our CEO and equity instruments available to pay certain vendors and consultants will be sufficient to allow the Company to continue its operations, commence the product development process and launch selected  products through at least the next 12 months. In addition, the Company’s CEO, who is also a major shareholder, has deferred the payment of his salary earned thru June 30, 2016 and plans to continue to do so for the remainder of 2016, if needed. He is also able to extend the maturity date of the line of credit, if needed. The Company’s actual needs will depend on numerous factors, including timing of introducing its products to the marketplace, its ability to attract additional ex-US distributors for its products and its ability to in-license in non-partnered territories and/or develop new product candidates. The Company may also seek to raise capital, debt or equity from outside sources to pay for further expansion and development of its business and to meet current obligations. Such capital may not be available to the Company when it needs it on terms acceptable to the Company, if at all.

Fair Value Measurement

The Company’s financial instruments are cash, restricted cash, accounts receivable, accounts payable, accrued liabilities, derivative liabilities and debt. The recorded values of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair values based on their short-term nature.  The recorded fair value of the convertible debentures, net of debt discount, is based upon the relative fair value calculation of the common stock and warrants issued in connection with the convertible debentures and the fair value of the embedded conversion features. The fair values of the warrant derivative liabilities and embedded conversion feature derivative liabilities are based upon the Black Scholes Option Pricing Model (“Black-Scholes”) and the Path-Dependent Monte Carlo simulation model calculations and are a level 3 measurement (see Note 9). The fair value of the contingent acquisition consideration is based upon the present value of expected future payments under the terms of the agreements and is a level 3 measurement (see Note 3).  Based on borrowing rates currently available to the Company, the carrying values of the notes payable and convertible debentures approximate their respective fair values.  The difference between the fair value and recorded values of the related-party notes payable and convertible debentures is not significant.

The Company follows a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to measurements involving significant unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

●	Level 1 measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 measurements are inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.
●	Level 3 measurements are unobservable inputs.

Concentration of Credit Risk and Major Customers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. Cash held with financial institutions may exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Accounts receivable consist primarily of online sales of our Zestra® and Beyond Human line of products, U.S. based retailers and Ex-U.S. partners. The Company also requires a percentage of payment in advance for product orders with its larger partners. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

Revenues consist primarily of product sales and licensing rights to market and commercialize our products.  The Company had no customers that accounted for 10% of its total net revenues during the six months ended June 30, 2016. Three customers accounted for 29%, 16% and 11%, respectively, of total gross accounts receivable as of June 30, 2016. The Company had three major customers that accounted for 18%, 13% and 11%, respectively, of its total net revenues during the six months ended June 30, 2015. Two customers accounted for 19% and 54%, respectively, of gross accounts receivable as of December 31, 2015.

Over 90% of our sales are currently within the United States and Canada. The balance of the sales are to various other countries, none of which is 10 percent or greater.

Concentration of Suppliers

The Company has manufacturing relationships with a number of vendors or manufacturers for its products including: Sensum+®, EjectDelay®, Vesele®, Androferti®, the Zestra® and Beyond Human lines of products. Pursuant to these relationships, the Company purchases products through purchase orders with its manufacturers.

Restricted Cash

Restricted cash consists of funds from the convertible debenture financing completed on June 30, 2016 but were held in escrow and released to the Company on July 6, 2016 (see Note 5).

Inventories

Inventory is valued at the lower of cost or market using the first-in, first-out method. Inventory is shown net of obsolescence, determined based on shelf life or potential product replacement.

Deferred Financing Costs / Debt Issuance Costs

Deferred financing costs represent costs incurred in connection with the issuance of the convertible debentures during the third quarter of the year ended December 31, 2015 and the note payable and convertible debentures during the six months ended June 30, 2016. Debt issuance costs related to the issuance of the convertible debentures and note payable are recorded as a reduction to the debt balances in the accompanying condensed consolidated balance sheets.  The debt issuance costs are being amortized to interest expense over the term of the financing instruments using the effective interest method.

Intangible Assets

Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, which range from 5 to 15 years. The useful life of the intangible asset is evaluated each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life.

Business Combinations

We account for business combinations by recognizing the assets acquired, liabilities assumed, contractual contingencies, and contingent consideration at their fair values on the acquisition date. The final purchase price may be adjusted up to one year from the date of the acquisition. Identifying the fair value of the tangible and intangible assets and liabilities acquired requires the use of estimates by management and was based upon currently available data.

The Company allocated the excess of purchase price over the identifiable intangible and net tangible assets to goodwill. Such goodwill is not deductible for tax purposes and represents the value placed on entering new markets and expanding market share (see Note 3).

Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results. Additionally, any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in our estimate of relevant revenue or other targets, will be recognized in earnings in the period of the estimated fair value change. A change in fair value of the acquisition-related contingent consideration or the occurrence of events that cause results to differ from our estimates or assumptions could have a material effect on the condensed consolidated statements of operations, financial position and cash flows in the period of the change in the estimate.

Goodwill

The Company tests its goodwill for impairment annually, or whenever events or changes in circumstances indicates an impairment may have occurred, by comparing its reporting unit's carrying value to its implied fair value. Impairment may result from, among other things, deterioration in the performance of the acquired business, adverse market conditions, adverse changes in applicable laws or regulations and a variety of other circumstances. If the Company determines that an impairment has occurred, it is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. In evaluating the recoverability of the carrying value of goodwill, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the acquired assets. Changes in strategy or market conditions could significantly impact those judgments in the future and require an adjustment to the recorded balances. The goodwill was recorded as part of the acquisition of Semprae that occurred on December 24, 2013, and the acquisition of Novalere that occurred on February 5, 2015. There was no impairment of goodwill for the six months ended June 30, 2016 and 2015.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company evaluates assets for potential impairment by comparing estimated future undiscounted net cash flows to the carrying amount of the assets. If the carrying amount of the assets exceeds the estimated future undiscounted cash flows, impairment is measured based on the difference between the carrying amount of the assets and fair value.

Derivative Liabilities

Certain of the Company’s embedded conversion features on debt and issued and outstanding common stock purchase warrants, which have exercise price reset features and other anti-dilution protection clauses, are treated as derivatives for accounting purposes. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants are recognized currently in earnings until such time as the warrants are exercised, expire or the related rights have been waived. These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using a Probability Weighted Black-Scholes Option-Pricing Model and the embedded conversion features using a Path-Dependent Monte Carlo Simulation Model (see Note 9).

Income Taxes

Income taxes are provided for using the asset and liability method whereby deferred tax assets and liabilities are recognized using current tax rates on the difference between the financial statement carrying amounts and the respective tax basis of the assets and liabilities. The Company provides a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this standard, the amount recognized in the financial statements is the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement with the relevant tax authority. There were no uncertain tax positions at June 30, 2016 and December 31, 2015.

Revenue Recognition and Deferred Revenue

The Company generates revenues from product sales and the licensing of the rights to market and commercialize its products.

The Company recognizes revenue in accordance with FASB Accounting Standards Codification (“ASC”) 605, Revenue Recognition. Revenue is recognized when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) title to the product has passed or services have been rendered; (3) price to the buyer is fixed or determinable and (4) collectability is reasonably assured.

Product Sales: The Company ships product to its wholesale and retail customers pursuant to purchase agreements or orders. Revenue from sales transactions where the buyer has the right to return the product is recognized at the time of sale only if (1) the seller’s price to the buyer is substantially fixed or determinable at the date of sale, (2) the buyer has paid the seller, or the buyer is obligated to pay the seller and the obligation is not contingent on resale of the product, (3) the buyer’s obligation to the seller would not be changed in the event of theft or physical destruction or damage of the product, (4) the buyer acquiring the product for resale has economic substance apart from that provided by the seller, (5) the seller does not have significant obligations for future performance to directly bring about resale of the product by the buyer and (6) the amount of future returns can be reasonably estimated.

License Revenues: The license agreements the Company enters into normally generate three separate components of revenue: 1) an initial payment due on signing or when certain specific conditions are met; 2) royalties that are earned on an ongoing basis as sales are made or a pre-agreed transfer price and 3) milestone payments that are earned when cumulative sales reach certain levels. Revenue from the initial payments or licensing fee is recognized when all required conditions are met. Royalties are recognized as earned based on the licensee’s sales. Revenue from the milestone payments is recognized when the cumulative revenue levels are reached. FASB ASC 605-28, Milestone Method, is not used by the Company as these milestones are sales-based and similar to a royalty and the achievement of the sales levels is neither based, in whole or in part, on the vendor’s performance nor is a research or development deliverable.

Sales Allowances

The Company accrues for product returns, volume rebates and promotional discounts in the same period the related sale is recognized.

The Company’s product returns accrual is primarily based on estimates of future product returns over the period customers have a right of return, which is in turn based in part on estimates of the remaining shelf-life of products when sold to customers. Future product returns are estimated primarily based on historical sales and return rates. The Company estimates its volume rebates and promotional discounts accrual based on its estimates of the level of inventory of its products in the distribution channel that remain subject to these discounts. The estimate of the level of products in the distribution channel is based primarily on data provided by the Company’s customers.

In all cases, judgment is required in estimating these reserves. Actual claims for rebates and returns and promotional discounts could be materially different from the estimates.

The Company provides a customer satisfaction warranty on all of its products to customers for a specified amount of time after product delivery. Estimated return costs are based on historical experience and estimated and recorded when the related sales are recognized. Any additional costs are recorded when incurred or when they can reasonably be estimated.

The estimated reserve for sales returns and allowances, which is included in accounts receivable, was approximately $8,000 and $5,000 at June 30, 2016 and December 31, 2015, respectively.

Cost of Product Sales

Cost of product sales includes the cost of inventory, royalties and inventory reserves. The Company is required to make royalty payments based upon the net sales of three of its marketed products, Zestra®, Sensum+® and Vesele®.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, Stock Based Compensation, which requires the recognition of the fair value of stock-based compensation as an expense in the calculation of net income. FASB ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock-based compensation for the six months ended June 30, 2016 and 2015 have been reduced for estimated forfeitures. When estimating forfeitures, voluntary termination behaviors, as well as trends of actual option forfeitures, are considered. To the extent actual forfeitures differ from the Company’s current estimates, cumulative adjustments to stock-based compensation expense are recorded.

Except for transactions with employees and directors that are within the scope of FASB ASC 718, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

Equity Instruments Issued to Non-Employees for Services

Issuances of the Company’s equity for services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants is determined at the earlier of (a) the date at which a commitment for performance to earn the equity instruments is reached (a “performance commitment” which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (b) the date at which performance is complete, and is based upon the quoted market price of the common stock at the date of issuance (see Note 8).

Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period presented. Diluted net loss per share is computed using the weighted average number of common shares outstanding during the periods plus the effect of dilutive securities outstanding during the periods. For the three and six months ended June 30, 2016 and 2015, basic net loss per share is the same as diluted net loss per share as a result of the Company’s common stock equivalents being anti-dilutive.  See Note 8 for more details.

Recent Accounting Pronouncements

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends ASC Topic 718, Compensation - Stock Compensation. The ASU includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements. ASU 2016-09 is effective for public business entities for annual reporting periods beginning after December 15, 2016, and interim periods within that reporting period. Early adoption will be permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption. Management is currently assessing the impact the adoption of ASU 2016-09 will have on our condensed consolidated financial statements.

In February 2016, the FASB issued its new lease accounting guidance in ASU No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and ASC 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. Lessees (for capital and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach.  Management is currently assessing the impact the adoption of ASU 2016-02 will have on our condensed consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes. Current U.S. GAAP requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this update. The amendments in this update will align the presentation of deferred income tax assets and liabilities with International Financial Reporting Standards (IFRS) and are effective for fiscal years after December 15, 2016, including interim periods within those annual periods. Management is currently assessing the impact the adoption of ASU 2015-17 will have on our condensed consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement to retrospectively adjust the consolidated financial statements for measurement-period adjustments that occur in periods after a business combination is consummated. Measurement period adjustments are calculated as if they were known at the acquisition date, but are recognized in the reporting period in which they are determined. Additional disclosures are required about the impact on current-period income statement line items of adjustments that would have been recognized in prior periods if prior-period information had been revised. The guidance is effective for annual periods beginning after December 15, 2015 and is to be applied prospectively to adjustments of provisional amounts that occur after the effective date. Early application is permitted. The adoption of this ASU during the six months ended June 30, 2016 did not have a material impact on the Company’s condensed consolidated financial position and results of operations.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. Topic 330. Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments in this Update more closely align the measurement of inventory in U.S. GAAP with the measurement of inventory in IFRS. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not believe this update will have a material effect on its condensed consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU 2014-15 describes how an entity should assess its ability to meet obligations and sets rules for how this information should be disclosed in the consolidated financial statements. The standard provides accounting guidance that will be used along with existing auditing standards. The ASU 2014-15 is effective for interim and annual periods beginning after December 15, 2016. Early application is permitted. The Company is in the process of evaluating the impact of this standard but does not expect this standard to have a material impact on the Company’s condensed consolidated financial position or results of operation.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This updated guidance supersedes the current revenue recognition guidance, including industry-specific guidance. The updated guidance introduces a five-step model to achieve its core principal of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated guidance is effective for interim and annual periods beginning after December 15, 2016, and early adoption is not permitted. In August 2015, the FASB issued ASU No. 2015-14 which deferred the effective date by one year for public entities and others. The amendments in this ASU are effective for interim and annual periods beginning after December 15, 2017 for public business entities, certain not-for-profit entities, and certain employee benefit plans. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Management has not selected a transition method and is currently assessing the impact the adoption of ASU 2014-09 will have on our condensed consolidated financial statements.

Organization

Innovus Pharmaceuticals, Inc., together with its subsidiaries (collectively referred to as “Innovus”, “we”, “our” or the “Company”) is a San Diego, California-based pharmaceutical company that delivers safe and effective non-prescription medicine and consumer care products to improve men’s and women’s health and vitality and respiratory diseases.

We currently market five products in the United States and six in multiple countries around the world through our commercial partners: (1) Zestra®, a non-medicated, patented consumer care product that has been clinically proven to increase desire, arousal and satisfaction in women; (2) EjectDelay®, an over-the-counter monograph-compliant benzocaine-based topical gel for treating premature ejaculation; (3) Sensum+®, a non-medicated consumer care cream that increases penile sensitivity (ex-US); (4) Zestra Glide®, a clinically-tested, high viscosity and low osmolality water-based lubricant, (5) Vesele®, a proprietary and novel oral dietary supplement to maximize nitric oxide beneficial effects on sexual functions and brain health. Vesele® contains a patented formulation of L-Arginine and L-Citrulline in combination with the natural absorption enhancer Bioperine® and (6) Androferti® (in the US and Canada) to support overall male reproductive health and sperm quality. While we generate revenue from the sale of our six products, most revenue is currently generated by Zestra®, Zestra® Glide, EjectDelay® and Sensum +®.

Pipeline Products

Fluticare™ (Fluticasone propionate nasal spray). Innovus acquired the worldwide rights to market and sell the Fluticare™ brand (Fluticasone propionate nasal spray) and the related manufacturing agreement from Novalere FP in February 2015, the Over The Counter (OTC) Abbreviated New Drug Application (“ANDA”) filed at the end of 2014 by the manufacturer with the U.S. Food and Drug Administration (“FDA”) which, subject to FDA approval, may allow the Company to market and sell Fluticare™ over-the-counter. An ANDA is an application for a U.S. generic drug approval for an existing licensed medication or approved drug.

Urocis® XR. On October 27, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize Urocis® XR in the US and Canada. Urocis® XR  is a proprietary extended release of Vaccinium Marcocarpon (cranberry) shown to provide 24 hour coverage in the body to increase compliance of the use of the product to get full benefit.

AndroVit®. On October 27, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize AndroVit® in the US and Canada. AndroVit® is a proprietary supplement to support overall prostate and male sexual health currently marketed in Europe.  AndroVit® was specifically formulated with ingredients known to support the normal prostate health and vitality and male sexual health.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all assets, liabilities, revenues and expenses of the Company and its wholly-owned subsidiaries: FasTrack Pharmaceuticals, Inc. and Semprae Laboratories, Inc. (“Semprae”). Additionally, the revenues and expenses of Novalere, Inc. (“Novalere”) were included from February 5, 2015 (date of acquisition) to December 31, 2015. All material intercompany transactions and balances have been eliminated.  Certain items have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Such management estimates include the allowance for doubtful accounts and sales return adjustments, realizability of inventories, valuation of deferred tax assets, goodwill and intangible assets, valuation of contingent acquisition consideration, recoverability of long-lived assets and goodwill, fair value of derivative liabilities and the valuation of equity-based instruments and beneficial conversion features. The Company bases its estimates on historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from these estimates under different assumptions or conditions.

Liquidity

The Company’s operations have been financed primarily through advances from officers, directors and related parties, outside capital, revenues generated from the launch of its products and commercial partnerships signed for the sale and distribution of its products domestically and internationally. These funds have provided the Company with the resources to operate its business, sell and support its products, attract and retain key personnel and add new products to its portfolio. The Company has experienced net losses and negative cash flows from operations each year since its inception.  As of December 31, 2015, the Company had an accumulated deficit of $15,434,595 and a working capital deficit of $2,184,892.

The Company has raised funds through the issuance of debt and the sale of common stock. The Company has also issued equity instruments in certain circumstances to pay for services from vendors and consultants. For the year ended December 31, 2015, the Company raised $1,505,000 in funds, which included $1,325,000 from the issuance of convertible debentures to three unrelated parties, $130,000 from the issuance of notes payable to two unrelated third parties and $50,000 in proceeds from the issuance of a note payable to a related party. The funds raised through the issuance of the convertible debentures were used to pay off other debt instruments and accounts payable, to increase inventory and buy raw materials and packaging and for operations.

As of December 31, 2015, we had $55,901 in cash and cash equivalents, approximately $1.6 million in cash available for use under the line of credit convertible debenture with our Chief Executive Officer (‘CEO”) and $83,097 in net accounts receivable. The Company expects that its existing capital resources, revenues from sales of its products and upcoming sales milestone payments from the commercial partners signed for its products, along with the funds currently available for use under the line of credit convertible debenture with our CEO and equity instruments available to pay certain vendors and consultants will be sufficient to allow the Company to continue its operations, commence the product development process and launch selected products through at least the next 12 months. In addition, the Company’s President and Chief Executive Officer, who is also a major shareholder, has deferred the payment of his salary earned thru December 31, 2014. In addition, the Company’s President and Chief Executive Officer, who is also a major shareholder, has deferred the payment of his salary earned thru December 31, 2014 and plans to continue to do so for 2016, if needed. He is also able to extend the maturity date of the line of credit, if needed.

In the event the Company does not pay the convertible debentures upon their maturity, or after the remedy period, the principal amount and accrued interest on the convertible debentures is automatically converted to common stock at 60% of the volume weighted average price (“VWAP”) during the ten consecutive trading day period preceding the later of the event of default or applicable cure period.

Acquisition of Assets of Beyond Human

On February 8, 2016, we entered into an Asset Purchase Agreement (“APA”), pursuant to which Innovus agreed to purchase substantially all of the assets of Beyond Human (the “Acquisition”) for a total cash payment of $630,000 (the “Purchase Price”). The Purchase Price was paid in the following manner: (1) $300,000 in cash at the closing of the Acquisition (the “ Initial Payment ”), (2) $100,000 in cash four months from the closing upon the occurrence of certain milestones as described in the APA, (3) $100,000 in cash eight months from the closing upon the occurrence of certain milestones as described in the APA, and (4) $130,000 in cash in twelve months from the closing upon the occurrence of certain milestones as described in the APA.

Signing of Secured Loan Agreements and Closing of Financing

On February 24, 2016, the Company and SBI Investments, LLC, 2014-1 (“SBI”) entered into a Closing Statement in which SBI loaned the Company gross proceeds of $550,000 pursuant to a Purchase Agreement, 20% Secured Promissory Note and Security Agreement (“Note”), all dated February 19, 2016 (collectively, the “Finance Agreements”), to purchase substantially all of the assets of Beyond Human, LLC, a Texas limited liability company (“Beyond Human”).  Of the $550,000 gross proceeds, $300,000 was paid into an escrow account held by a third party bank to be released to Beyond Human upon closing of the transaction, $242,500 was provided directly to the Company for use in building the Beyond Human business and $7,500 was provided for attorneys’ fees.

Pursuant to the Finance Agreements, the principal amount of the Note is $550,000 and the interest rate thereon is 20% per year.  The Company shall begin to pay principal and interest on the Note on a monthly basis beginning on March 19, 2016 for a period of 24 months and the monthly mandatory payment amount thereunder is $28,209. The monthly amount shall be paid by the Company through a deposit amount control agreement with a third party bank in which SBI shall be permitted to take the monthly mandatory payment amount from all revenues received by the Company from the Beyond Human assets in the transaction.  The maturity date for the Note is February 19, 2018.

The Note is secured by SBI through a first priority secured interest in all of the Beyond Human assets acquired by the Company in the transaction including all revenue received by the Company from these assets.

The Company’s actual needs will depend on numerous factors, including timing of introducing its products to the marketplace, its ability to attract additional ex-US distributors for its products and its ability to in-license in non-partnered territories and/or develop new product candidates. The Company may also seek to raise capital, debt or equity from outside sources to pay for further expansion and development of its business and to meet current obligations. Such capital may not be available to the Company when it needs it on terms acceptable to the Company, if at all.

Fair Value Measurement

The Company’s financial instruments are cash, accounts receivable, accounts payable, accrued liabilities, derivative liabilities and debt. The recorded values of cash, accounts receivable, accounts payable and accrued liabilities approximate their fair values based on their short-term nature.  The recorded fair value of the convertible debentures, net of debt discount, is based upon the relative fair value calculation of the common stock and warrants issued in connection with the convertible debentures and the fair value of the embedded conversion feature. The fair values of the warrant derivative liabilities and embedded conversion feature derivative liabilities are based upon the Black Scholes Option Pricing Model (“Black-Scholes”) and the Path-Dependent Monte Carlo simulation model calculations and are a level 3 measurement (see Note 9). The fair value of the contingent acquisition consideration is based upon the present value of expected future payments under the terms of the agreements and is a level 3 measurement (see Note 3). Based on borrowing rates currently available to the Company, the carrying values of the notes payable and convertible debentures approximate their respective fair values. The difference between the fair value and recorded values of the related-party notes payable and convertible debentures is not significant.

The Company follows a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to measurements involving significant unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

●	Level 1 measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 measurements are inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.
●	Level 3 measurements are unobservable inputs.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with remaining maturities of three months or less when purchased.

Concentration of Credit Risk and Major Customers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. Cash held with financial institutions may exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Accounts receivable consist primarily of amounts receivable from Sothema Laboratories under the Company's licensing agreements and from sales of Zestra®. The Company also requires a percentage of payment in advance for product orders with its larger partners. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

Revenues consist primarily of product sales and licensing rights to market and commercialize our products. The following table identifies customers with revenues that individually exceed 10% of the Company’s net revenues for the years ended December 31, 2015 and 2014:

	2015		2014
Retailer 1	$131,900	18%	$171,600	16%
Partner 1	$102,300	14%	$-	-%
Partner 2	$84,500	11%	$-	-%
Partner 3	$-	-%	$175,000	17%
Partner 4	$50,000	-%	$245,380	23%

The first three customers listed accounted for 19%, 54% (payment received in January 2016) and 0%, respectively, of gross accounts receivable as of December 31, 2015. The first, fourth and fifth customers listed accounted for 11%, 44% and 27%, respectively, of accounts receivable as of December 31, 2014.

 Over 90% of our sales are currently within the United States and Canada. The balance of the sales are to various other countries, none of which is 10 percent or greater.

Concentration of Suppliers

The Company has manufacturing relationships with a number of vendors or manufacturers for its products including: Sensum+®, EjectDelay®, Vesele®, Androferti® and the Zestra® line of products. Pursuant to these relationships, the Company purchases products through purchase orders with its manufacturers.

Inventories

Inventory is valued at the lower of cost or market using the first-in, first-out method. Inventory is shown net of obsolescence, determined based on shelf life or potential product replacement.

Property and Equipment

Property and equipment, including software, are recorded at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets which range from three to ten years. The initial cost of property and equipment and software consists of its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Intangible Assets

Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, which range from 7 to 15 years. The useful life of the intangible asset is evaluated each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life.

Business Combinations

We account for business combinations by recognizing the assets acquired, liabilities assumed, contractual contingencies, and contingent consideration at their fair values on the acquisition date. The final purchase price may be adjusted up to one year from the date of the acquisition. Identifying the fair value of the tangible and intangible assets and liabilities acquired requires the use of estimates by management and was based upon currently available data.

The Company allocated the excess of purchase price over the identifiable intangible and net tangible assets to goodwill. Such goodwill is not deductible for tax purposes and represents the value placed on entering new markets and expanding market share (see Note 3).

Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results. Additionally, any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in our estimate of relevant revenue or other targets, will be recognized in earnings in the period of the estimated fair value change. A change in fair value of the acquisition-related contingent consideration or the occurrence of events that cause results to differ from our estimates or assumptions could have a material effect on the consolidated statements of operations, financial position and cash flows in the period of the change in the estimate.

Goodwill

The Company tests its goodwill for impairment annually, or whenever events or changes in circumstances indicates an impairment may have occurred, by comparing its reporting unit's carrying value to its implied fair value. Impairment may result from, among other things, deterioration in the performance of the acquired business, adverse market conditions, adverse changes in applicable laws or regulations and a variety of other circumstances. If the Company determines that an impairment has occurred, it is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. In evaluating the recoverability of the carrying value of goodwill, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the acquired assets. Changes in strategy or market conditions could significantly impact those judgments in the future and require an adjustment to the recorded balances. The goodwill was recorded as part of the acquisition of Semprae that occurred on December 24, 2013, and the acquisition of Novalere that occurred on February 5, 2015. The Company recorded $759,428 of goodwill related to the acquisition of Novalere as an income tax benefit and also recorded an impairment of $759,428 against this benefit. There was no impairment of goodwill for the year ended December 31, 2014.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company evaluates assets for potential impairment by comparing estimated future undiscounted net cash flows to the carrying amount of the assets. If the carrying amount of the assets exceeds the estimated future undiscounted cash flows, impairment is measured based on the difference between the carrying amount of the assets and fair value.

Deferred Financing Costs

Deferred financing costs represent costs incurred in connection with the issuance of the convertible debentures during the third quarter of the year ended December 31, 2015. Deferred financing costs related to the issuance of the convertible debentures are being amortized over the term of the financing instrument using the effective interest method and are recorded in interest expense in the accompanying consolidated statements of operations.

Beneficial Conversion Feature

If a conversion feature of convertible debt is not accounted for separately as a derivative instrument and provides for a rate of conversion that is below market value, this feature is characterized as a Beneficial Conversion Feature (“BCF”). A BCF is recorded by the Company as a debt discount. The Company amortizes the discount to interest expense over the life of the debt using the effective interest rate method.

Derivative Liabilities

Certain of the Company’s embedded conversion features on debt and issued and outstanding common stock purchase warrants, which have exercise price reset features and other anti-dilution protection clauses, are treated as derivatives for accounting purposes. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants are recognized currently in earnings until such time as the warrants are exercised, expire or the related rights have been waived. These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants and embedded conversion features using a Probability Weighted Black-Scholes Option-Pricing Model and the embedded conversion features using a Path-Dependent Monte Carlo Simulation Model (see Note 9).

Debt Extinguishment

Any gain or loss associated with debt extinguishment is recorded in the period in which the debt is considered extinguished. Third party fees incurred in connection with a debt restructuring accounted for as an extinguishment are capitalized. Fees paid to third parties associated with a term debt restructuring accounted for as a modification are expensed as incurred. Third party and creditor fees incurred in connection with a modification to a line of credit or revolving debt arrangements are considered to be associated with the new arrangement and are capitalized.

Income Taxes

Income taxes are provided for using the asset and liability method whereby deferred tax assets and liabilities are recognized using current tax rates on the difference between the financial statement carrying amounts and the respective tax basis of the assets and liabilities. The Company provides a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this standard, the amount recognized in the financial statements is the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement with the relevant tax authority. There were no uncertain tax positions at December 31, 2015 and 2014.

 Revenue Recognition and Deferred Revenue

The Company generates revenues from product sales and the licensing of the rights to market and commercialize its products.

The Company recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition. Revenue is recognized when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) title to the product has passed or services have been rendered; (3) price to the buyer is fixed or determinable and (4) collectability is reasonably assured.

Product Sales: The Company ships product to its wholesale and retail customers pursuant to purchase agreements or orders. Revenue from sales transactions where the buyer has the right to return the product is recognized at the time of sale only if (1) the seller’s price to the buyer is substantially fixed or determinable at the date of sale, (2) the buyer has paid the seller, or the buyer is obligated to pay the seller and the obligation is not contingent on resale of the product, (3) the buyer’s obligation to the seller would not be changed in the event of theft or physical destruction or damage of the product, (4) the buyer acquiring the product for resale has economic substance apart from that provided by the seller, (5) the seller does not have significant obligations for future performance to directly bring about resale of the product by the buyer and (6) the amount of future returns can be reasonably estimated.

License Revenues: The license agreements the Company enters into normally generate three separate components of revenue: 1) an initial payment due on signing or when certain specific conditions are met; 2) royalties that are earned on an ongoing basis as sales are made or a pre-agreed transfer price and 3) milestone payments that are earned when cumulative sales reach certain levels. Revenue from the initial payments or licensing fee is recognized when all required conditions are met. Royalties are recognized as earned based on the licensee’s sales. Revenue from the milestone payments is recognized when the cumulative revenue levels are reached. FASB ASC 605-28, Milestone Method, is not used by the Company as these milestones are sales-based and similar to a royalty and the achievement of the sales levels is neither based, in whole or in part, on the vendor’s performance nor is a research or development deliverable.

Sales Allowances

The Company accrues for product returns, volume rebates and promotional discounts in the same period the related sale is recognized.

The Company’s product returns accrual is primarily based on estimates of future product returns over the period customers have a right of return, which is in turn based in part on estimates of the remaining shelf-life of products when sold to customers. Future product returns are estimated primarily based on historical sales and return rates. The Company estimates its volume rebates and promotional discounts accrual based on its estimates of the level of inventory of its products in the distribution channel that remain subject to these discounts. The estimate of the level of products in the distribution channel is based primarily on data provided by the Company’s customers.

In all cases, judgment is required in estimating these reserves. Actual claims for rebates and returns and promotional discounts could be materially different from the estimates.

The Company provides a customer satisfaction warranty on all of its products to customers for a specified amount of time after product delivery. Estimated return costs are based on historical experience and estimated and recorded when the related sales are recognized. Any additional costs are recorded when incurred or when they can reasonably be estimated.

The estimated reserve for sales returns and allowances, which is included in accounts receivable, was approximately $5,000 and $24,000 at December 31, 2015 and 2014, respectively.

Cost of Product Sales

Cost of product sales includes the cost of inventory, royalties and inventory reserves. The Company is required to make royalty payments based upon the net sales of three of its marketed products, Zestra®, Sensum+® and Vesele®.

Research and Development Costs

Research and development (“R&D”) costs, including research performed under contract by third parties, are expensed as incurred. Major components of R&D expenses consist of testing, post marketing clinical trials, material purchases and regulatory affairs.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, Stock Based Compensation, which requires the recognition of the fair value of stock-based compensation as an expense in the calculation of net income. FASB ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock-based compensation for the year ended December 31, 2015 and 2014 have been reduced for estimated forfeitures. When estimating forfeitures, voluntary termination behaviors, as well as trends of actual option forfeitures, are considered. To the extent actual forfeitures differ from the Company’s current estimates, cumulative adjustments to stock-based compensation expense are recorded.

Except for transactions with employees and directors that are within the scope of FASB ASC 718, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

Equity Instruments Issued to Non-Employees for Services

Issuances of the Company’s equity for services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants is determined at the earlier of (a) the date at which a commitment for performance to earn the equity instruments is reached (a “performance commitment” which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (b) the date at which performance is complete, and is based upon the quoted market price of the common stock at the date of issuance (See Note 8).

Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period presented. Diluted net loss per share is computed using the weighted average number of common shares outstanding during the periods plus the effect of dilutive securities outstanding during the periods. For the years ended December 31, 2015 and 2014, basic net loss per share are the same as diluted net loss per share as a result of the Company’s common stock equivalents being anti-dilutive. See Note 8 for more details.

Recent Accounting Pronouncements

In February 2016, the FASB issued its new lease accounting guidance in Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and ASC 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. Lessees (for capital and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach. Management is currently assessing the impact the adoption of ASU 2016-02 will have on our consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update (ASU) No. 2015-17, Balance Sheet Classification of Deferred Taxes. Current U.S. GAAP requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this update. The amendments in this update will align the presentation of deferred income tax assets and liabilities with International Financial Reporting Standards (IFRS) and are effective for fiscal years after December 15, 2016, including interim periods within those annual periods. Management is currently assessing the impact the adoption of ASU 2015-17 will have on our consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement to retrospectively adjust the consolidated financial statements for measurement-period adjustments that occur in periods after a business combination is consummated. Measurement period adjustments are calculated as if they were known at the acquisition date, but are recognized in the reporting period in which they are determined. Additional disclosures are required about the impact on current-period income statement line items of adjustments that would have been recognized in prior periods if prior-period information had been revised. The guidance is effective for annual periods beginning after December 15, 2015 and is to be applied prospectively to adjustments of provisional amounts that occur after the effective date. Early application is permitted. The Company is evaluating the impact of adoption of this guidance on its consolidated financial position and results of operations.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. Topic 330. Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments in this Update more closely align the measurement of inventory in U.S. GAAP with the measurement of inventory in IFRS. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not believe this update will have a material effect on its consolidated financial statements and related disclosures.

In April 2015, the FASB has issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU 2015-03 require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU 2015-03. For public business entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments is permitted for financial statements that have not been previously issued. The amendments should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (i.e., debt issuance cost asset and the debt liability). The Company is currently presenting $97,577 of deferred financing costs as a current asset and this will show up as a reduction of current liabilities when this new pronouncement is adopted next year.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU 2014-15 describes how an entity should assess its ability to meet obligations and sets rules for how this information should be disclosed in the consolidated financial statements. The standard provides accounting guidance that will be used along with existing auditing standards. The ASU 2014-15 is effective for interim and annual periods beginning after December 15, 2016. Early application is permitted. The Company is in the process of evaluating the impact of this standard but does not expect this standard to have a material impact on the Company’s consolidated financial position or results of operation.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This updated guidance supersedes the current revenue recognition guidance, including industry-specific guidance. The updated guidance introduces a five-step model to achieve its core principal of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated guidance is effective for interim and annual periods beginning after December 15, 2016, and early adoption is not permitted. In August 2015, the FASB issued ASU No. 2015-14 which deferred the effective date by one year for public entities and others. The amendments in this ASU are effective for interim and annual periods beginning after December 15, 2017 for public business entities, certain not-for-profit entities, and certain employee benefit plans. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Management has not selected a transition method and is currently assessing the impact the adoption of ASU 2014-09 will have on our consolidated financial statements.